Securities - Summary of Allowance for Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of financial assets [line items]
Balance at beginning of period	$ 3,581
Balance at end of period	3,936	$ 3,581	$ 3,002	$ 3,936	$ 3,002
Debt securities measured at FVOCI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	22
Balance at end of period	21	22	23	21	23
Debt Securities Measured At Fair Value Through Other Comprehensive Income And Debt Securities Measured At Fair Value Through Amortized Costs [Member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	43	37	35	39	34
Provision for (reversal of) credit losses	(1)				1
Provision for credit losses		5	2	4
Foreign exchange and other	(1)	1	(1)	(2)	1
Balance at end of period	41	43	36	41	36
Debt Securities Measured At Amortized Costs [Member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	21
Balance at end of period	20	21	13	20	13
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2
Balance at end of period	2	2	4	2	4
Stage 1 [member] | Debt Securities Measured At Fair Value Through Other Comprehensive Income And Debt Securities Measured At Fair Value Through Amortized Costs [Member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Foreign exchange and other				(1)
Stage 1 [member] | Debt Securities Measured At Fair Value Through Other Comprehensive Income And Debt Securities Measured At Fair Value Through Amortized Costs [Member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	8	6	6	7	6
Provision for credit losses		2	1	2
Foreign exchange and other			(1)
Balance at end of period	8	8	6	8	6
Stage 1 [member] | Debt Securities Measured At Amortized Costs [Member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6
Balance at end of period	6	6	2	6	2
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	20
Balance at end of period	19	20	19	19	19
Stage 2 [member] | Debt Securities Measured At Fair Value Through Other Comprehensive Income And Debt Securities Measured At Fair Value Through Amortized Costs [Member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	20	19	18	20	15
Provision for (reversal of) credit losses					3
Provision for credit losses			1
Foreign exchange and other	(1)	1		(1)	1
Balance at end of period	19	20	19	19	19
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	878
Balance at end of period	1,001	878	643	1,001	643
Stage 3 [member] | Debt Securities Measured At Fair Value Through Other Comprehensive Income And Debt Securities Measured At Fair Value Through Amortized Costs [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	15	12	11	12	13
Provision for (reversal of) credit losses	(1)				(2)
Provision for credit losses		3		2
Balance at end of period	14	15	11	14	11
Stage 3 [member] | Debt Securities Measured At Amortized Costs [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	15
Balance at end of period	$ 14	$ 15	$ 11	$ 14	$ 11